The net cost/(benefit) of the Pension Plans recognized in the consolidated statement of income includes the following components: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplementary Pension Plans
Cost of service	R$ 12,554	R$ 1,325
Cost of interest on actuarial obligations	313,497	281,184
Expected earnings from the assets of the plan	(206,439)	(186,324)
Interest on irrecoverable surplus	671	29
Net cost/(benefit) of the pension plans	R$ 120,283	R$ 96,214